Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2017
Other comprehensive income by item
Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss

	Millions of euros
	2017	2016	2015
Net balance at end of year	(19,741)	(12,995)	(11,980)
Of which:
Brazilian real	(11,056)	(8,435)	(10,679)
Pound sterling	(3,732)	(2,996)	232
Mexican peso	(2,230)	(1,908)	(1,497)
Argentine peso	(1,684)	(1,309)	(1,135)
Chilean peso	(866)	(614)	(711)
U.S. dollar	555	2,849	2,342
Other	(728)	(582)	(532)

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer

	Millions of euros
	December 31, 2017				December 31, 2016				December 31, 2015
			Net				Net				Net
			revaluation				revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government debt securities and debt instruments issued by central banks
Spain	660	(25)	635	48,217	610	(26)	584	32,729	641	(62)	579	35,283
Rest of Europe	306	(24)	282	20,244	50	(170)	(120)	16,879	283	(47)	236	20,310
Latin America and rest of the world	404	(129)	275	39,132	167	(163)	4	35,996	42	(671)	(629)	32,185
Private-sector debt securities	90	(128)	(38)	20,888	117	(162)	(45)	25,683	165	(253)	(88)	29,409
	1,460	(306)	1,154	128,481	944	(521)	423	111,287	1,131	(1,033)	98	117,187

Equity instruments
Domestic
Spain	5	(2)	3	1,373	48	(5)	43	1,309	66	(5)	61	1,140
International
Rest of Europe	166	(2)	164	979	284	(4)	280	1,016	438	(14)	424	1,338
United States	14	(5)	9	560	21	—	21	772	14	(2)	12	980
Latin America and rest of the world	744	(6)	738	1,878	811	(7)	804	2,390	251	(2)	249	1,391
	929	(15)	914	4,790	1,164	(16)	1,148	5,487	769	(23)	746	4,849
Of which:
Listed	828	(5)	823	2,900	999	(11)	988	3,200	436	(15)	421	1,986
Unlisted	101	(10)	91	1,890	165	(5)	160	2,287	333	(8)	325	2,863
	2,389	(321)	2,068	133,271	2,108	(537)	1,571	116,774	1,900	(1,056)	844	122,036

Schedule of changes in other comprehensive income for entities accounted for using the equity method

	Millions of euros
	2017	2016	2015
Balance at beginning of year	(153)	(232)	(85)
Revaluation gains/(losses)	(84)	79	(156)
Net amounts transferred to profit or loss	15	—	9
Balance at end of year	(222)	(153)	(232)

Of which:
Zurich Santander Insurance América, S.L.	(145)	(84)	(136)